Consolidated Statements of Shareholders' Equity - EUR (€) € in Thousands		Total	Issued and Outstanding Shares [Member]		Share Premium [Member]	Treasury Shares at Cost [Member]	Retained Earnings [Member]	Accumulated OCI [Member] [2]
Beginning Balance, shares at Dec. 31, 2012	[1]		407,165,000
Beginning Balance at Dec. 31, 2012		€ 4,066,893	€ 37,470		€ 483,651	€ (464,574)	€ 3,931,359	€ 78,987
Components of comprehensive income:
Net income		1,015,490					1,015,490
Foreign currency translation		(113,779)						(113,779)
Gain (loss) on financial instruments, net of taxes		(7,646)						(7,646)
Total comprehensive income, attributable to equity holders		894,065					1,015,490	(121,425)
CCIP:
Fair value differences	[3]	20,956			20,956
Purchase of treasury shares, shares	[1]		4,614,000
Purchase of treasury shares		300,000				300,000
Cancellation of treasury shares		0	€ 854			(349,261)	348,407
Share-based payments	[4]	95,895			95,895
Issuance of shares, shares	[1],[5]		38,301,000
Issuance of shares	[5]	2,357,593	€ 3,476		2,309,250	50,611	(5,744)
Dividend paid		216,085					216,085
Tax benefit from share-based payments		€ 3,110			3,110
Ending Balance, shares at Dec. 31, 2013		440,852,334	440,852,000	[1]
Ending Balance at Dec. 31, 2013		€ 6,922,427	€ 40,092		2,912,862	(364,702)	4,376,613	(42,438)
Components of comprehensive income:
Net income		1,196,640					1,196,640
Foreign currency translation		230,388						230,388
Gain (loss) on financial instruments, net of taxes		24,066						24,066
Total comprehensive income, attributable to equity holders		1,451,094					1,196,640	254,454
CCIP:
Fair value differences	[3]	28,086			28,086
Purchase of treasury shares, shares	[1]		9,981,000
Purchase of treasury shares		700,000	€ 0			700,000
Cancellation of treasury shares		0	€ 852			(610,698)	609,846
Share-based payments		63,380			63,380
Issuance of shares, shares	[1]		2,064,000
Issuance of shares		11,593	€ 186		(6,250)	64,561	(46,904)
Dividend paid		267,962					267,962
Tax benefit from share-based payments		€ 3,972			3,972
Ending Balance, shares at Dec. 31, 2014		432,935,288	432,935,000	[1]
Ending Balance at Dec. 31, 2014		€ 7,512,590	€ 39,426		3,002,050	(389,443)	4,648,541	212,016
Components of comprehensive income:
Net income		1,387,174
Foreign currency translation		272,427						272,427
Gain (loss) on financial instruments, net of taxes		(12,123)						(12,123)
Total comprehensive income, attributable to equity holders		1,647,478					1,387,174	260,304
CCIP:
Fair value differences	[3]	17,888			17,888
Purchase of treasury shares, shares	[1]		6,273,000
Purchase of treasury shares		564,887	€ 297			564,590
Cancellation of treasury shares		0	€ 462			(389,302)	388,840
Share-based payments		59,070			59,070
Issuance of shares, shares	[1]		1,325,000
Issuance of shares		15,342	€ 119		(12,336)	87,809	(60,250)
Dividend paid		302,310					302,310
Tax benefit from share-based payments		3,660			3,660
Ending Balance, shares at Dec. 31, 2015	[1]		427,987,000
Ending Balance at Dec. 31, 2015		€ 8,388,831	€ 38,786		€ 3,070,332	€ (476,922)	€ 5,284,315	€ 472,320

[1]	As of December 31, 2015, the number of issued shares was 433,332,573. This includes the number of issued and outstanding shares of 427,986,682 and the number of treasury shares of 5,345,891. As of December 31, 2014, the number of issued shares was 438,073,643. This includes the number of issued and outstanding shares of 432,935,288 and the number of treasury shares of 5,138,355. As of December 31, 2013, the number of issued shares was 446,822,452. This includes the number of issued and outstanding shares of 440,852,334 and the number of treasury shares of 5,970,118.
[2]	As of December 31, 2015, accumulated OCI, net of taxes, consists of EUR 472.6 million relating to foreign currency translation gain (2014: EUR 200.1 million gain; 2013: EUR 30.2 million loss) and EUR 0.3 million relating to unrealized losses on financial instruments (2014: EUR 11.9 million gains; 2013: EUR 12.2 million losses).
[3]	In 2015, EUR 17.9 million (2014: EUR 28.1 million; 2013: EUR 21.0 million) is recognized to increase equity to the fair value of the shares issued to the Participating Customers in the CCIP. The portion of the NRE funding allocable to the shares is recognized over the NRE Funding Agreements period (2013-2017).
[4]	Share-based payments include an amount of EUR 43.5 million in relation to the fair value compensation of unvested equity awards exchanged as part of acquisition of Cymer.
[5]	Issuance of shares includes 36,464,576 ordinary shares issued in relation to the acquisition of Cymer for a total fair value of EUR 2,346.7 million.